Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2013 item	Mar. 31, 2013
Income Taxes
Changes to the returns as originally filed					$ 0
Returns currently under examination				0
Deferred expense:
Federal				7,815
State				2,146
Total deferred expense				9,961
Total provision for income taxes	$ 4,430	$ 3,493	$ 2,038	$ 9,961
Reconciliation of the entity's provision for income taxes at statutory rates to the provision for income taxes at the entity's effective tax rate
Federal income tax statutory rate (as a percent)				35.00%
Less: Rate attributable to non-controlling interest members (as a percent)				(30.30%)
State income taxes, net of federal benefit (as a percent)				0.80%
Valuation allowance (as a percent)				0.00%
Effective tax rate (as a percent)				5.50%